                   FIRST METLIFE INVESTORS INSURANCE COMPANY
             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                         SUPPLEMENT DATED MAY 1, 2011
                                      TO
                         PROSPECTUS DATED MAY 1, 2002
                   (RUSSELL-SELECT/CUSTOM-SELECT/FIRST COVA)

This Supplement revises information contained in the prospectus dated May 1, 2002 (as supplemented) for the First Cova Russell-Select, the First Cova Custom-Select and the First Cova Variable Annuity contracts issued by First MetLife Investors Insurance Company ("we," "us," or "our"). This Supplement should be read and kept together with your contract prospectus for future reference.

The corresponding sections of the prospectus are modified as follows:

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE FEE TABLE

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

                 Mortality and Expense Risk Premium*.... 1.25%
                 Administrative Expense Charge..........  .15%
                                                         ----
                 TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES. 1.40%

  * For account value allocated to the T. Rowe Price Large Cap Value Portfolio (Class A), we are waiving an amount of the Mortality and Expense Risk Premium equal to the investment portfolio expenses that are in excess of 0.83% for First Cova VA contracts and 0.58% for First Cova Custom-Select contracts.

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.

                                                                           Minimum Maximum
                                                                           ------- -------
Total Annual Investment Portfolio Operating Expenses
  (expenses that are deducted from investment portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other
  expenses)...............................................................  0.34%   1.13%

INVESTMENT PORTFOLIO EXPENSES
(as a percentage of average daily net assets of an investment portfolio)

                                                                                                            CONTRACTUAL
                                                                DISTRIBUTION           ACQUIRED    TOTAL    FEE WAIVER
                                                                   AND/OR              FUND FEES  ANNUAL      AND/OR
                                                    MANAGEMENT SERVICE(12B-1)  OTHER      AND    OPERATING    EXPENSE
                                                       FEE          FEES      EXPENSES EXPENSES  EXPENSES  REIMBURSEMENT
-------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO
VARIABLE INSURANCE FUNDS) -- SERIES I
Invesco V.I. International Growth Fund                 0.71%         --         0.33%      --      1.04%         --
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST -- CLASS 1
Templeton Foreign Securities Fund                      0.65%         --         0.14%    0.01%     0.80%       0.01%
MET INVESTORS SERIES TRUST
Clarion Global Real Estate Portfolio -- Class A        0.62%         --         0.07%      --      0.69%         --
Lazard Mid Cap Portfolio -- Class A                    0.69%         --         0.04%      --      0.73%         --
Legg Mason ClearBridge Aggressive Growth Portfolio
 -- Class A                                            0.64%         --         0.04%      --      0.68%         --

                                                    NET TOTAL
                                                     ANNUAL
                                                    OPERATING
                                                    EXPENSES
--------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO
VARIABLE INSURANCE FUNDS) -- SERIES I
Invesco V.I. International Growth Fund                1.04%
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST -- CLASS 1
Templeton Foreign Securities Fund                     0.79%/1/
MET INVESTORS SERIES TRUST
Clarion Global Real Estate Portfolio -- Class A       0.69%
Lazard Mid Cap Portfolio -- Class A                   0.73%
Legg Mason ClearBridge Aggressive Growth Portfolio
 -- Class A                                           0.68%

                                                                                                               CONTRACTUAL
                                                                   DISTRIBUTION           ACQUIRED    TOTAL    FEE WAIVER
                                                                      AND/OR              FUND FEES  ANNUAL      AND/OR
                                                       MANAGEMENT SERVICE(12B-1)  OTHER      AND    OPERATING    EXPENSE
                                                          FEE          FEES      EXPENSES EXPENSES  EXPENSES  REIMBURSEMENT
----------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond Debenture Portfolio -- Class A           0.50%          --        0.03%      --      0.53%         --
Lord Abbett Mid Cap Value Portfolio -- Class A            0.68%          --        0.07%      --      0.75%         --
MFS(R) Emerging Markets Equity Portfolio -- Class A       0.94%          --        0.18%      --      1.12%         --
MFS(R) Research International Portfolio -- Class A        0.69%          --        0.09%      --      0.78%       0.03%
Morgan Stanley Mid Cap Growth Portfolio -- Class A        0.66%          --        0.14%      --      0.80%       0.02%
Oppenheimer Capital Appreciation Portfolio -- Class A     0.60%          --        0.06%      --      0.66%         --
PIMCO Total Return Portfolio -- Class A                   0.48%          --        0.03%      --      0.51%         --
Pioneer Fund Portfolio -- Class A                         0.64%          --        0.05%      --      0.69%       0.02%
Pioneer Fund Portfolio -- Class B                         0.64%        0.25%       0.05%      --      0.94%       0.02%
T. Rowe Price Large Cap Value Portfolio -- Class A        0.57%          --        0.02%      --      0.59%         --
METROPOLITAN SERIES FUND, INC.
BlackRock Bond Income Portfolio -- Class A                0.37%          --        0.03%      --      0.40%       0.03%
BlackRock Money Market Portfolio -- Class A               0.32%          --        0.02%      --      0.34%       0.01%
MFS(R) Value Portfolio -- Class B                         0.71%        0.25%       0.02%      --      0.98%       0.11%
T. Rowe Price Large Cap Growth Portfolio -- Class A       0.60%          --        0.04%      --      0.64%         --
PUTNAM VARIABLE TRUST
Putnam VT Equity Income Fund -- Class IB                  0.48%        0.25%       0.17%    0.05%     0.95%         --
Putnam VT Multi-Cap Growth Fund -- Class IA               0.56%          --        0.19%      --      0.75%         --
RUSSELL INVESTMENT FUNDS
Aggressive Equity Fund                                    0.90%          --        0.21%      --      1.11%       0.06%
Core Bond Fund                                            0.55%          --        0.21%      --      0.76%       0.07%
Global Real Estate Securities Fund                        0.80%          --        0.19%      --      0.99%         --
Multi-Style Equity Fund                                   0.73%          --        0.16%      --      0.89%         --
Non-U.S. Fund                                             0.90%          --        0.23%      --      1.13%       0.06%

                                                       NET TOTAL
                                                        ANNUAL
                                                       OPERATING
                                                       EXPENSES
------------------------------------------------------------------
Lord Abbett Bond Debenture Portfolio -- Class A          0.53%
Lord Abbett Mid Cap Value Portfolio -- Class A           0.75%
MFS(R) Emerging Markets Equity Portfolio -- Class A      1.12%
MFS(R) Research International Portfolio -- Class A       0.75%/2/
Morgan Stanley Mid Cap Growth Portfolio -- Class A       0.78%/3/
Oppenheimer Capital Appreciation Portfolio -- Class A    0.66%
PIMCO Total Return Portfolio -- Class A                  0.51%
Pioneer Fund Portfolio -- Class A                        0.67%/4/
Pioneer Fund Portfolio -- Class B                        0.92%/4/
T. Rowe Price Large Cap Value Portfolio -- Class A       0.59%/5/
METROPOLITAN SERIES FUND, INC.
BlackRock Bond Income Portfolio -- Class A               0.37%/6/
BlackRock Money Market Portfolio -- Class A              0.33%/7/
MFS(R) Value Portfolio -- Class B                        0.87%/8/
T. Rowe Price Large Cap Growth Portfolio -- Class A      0.64%
PUTNAM VARIABLE TRUST
Putnam VT Equity Income Fund -- Class IB                 0.95%
Putnam VT Multi-Cap Growth Fund -- Class IA              0.75%
RUSSELL INVESTMENT FUNDS
Aggressive Equity Fund                                   1.05%/9/
Core Bond Fund                                           0.69%/10/
Global Real Estate Securities Fund                       0.99%
Multi-Style Equity Fund                                  0.89%
Non-U.S. Fund                                            1.07%/11/

--------
/1/ The Fund's manager and administrator have agreed in advance to reduce their fees as a result of the Fund's investment in a Franklin Templeton money fund ("Sweep Money Fund"). This reduction will continue until at least April 30, 2012.
/2/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.55% of the Portfolio's average daily net assets exceeding $1.5 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.
/3/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.65% of the first $500 million of the Portfolio's average daily net assets plus 0.625% of such assets over $500 million. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.
/4/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.675% of the first $200 million of the Portfolio's average daily net assets plus 0.625% of such assets over $200 million up to $500 million plus 0.60% of such assets over $500 million up to $1 billion plus 0.575% of such assets over $1 billion up to $2 billion plus 0.55% of such assets over $2 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.
/5/ The Management Fee has been restated to reflect an amended advisory agreement, as if the fee had been in effect during the previous fiscal year. /6/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.37% for the first $1 billion of the Portfolio's average daily net assets, 0.325% for the next $2.4 billion and 0.25% on amounts over $3.4 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
/7/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.325% for the first $1 billion of the Portfolio's average daily net assets. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
/8/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.65% for the first $1.25 billion of the Portfolio's average daily net assets, 0.60% for the next $250 million and 0.50% on amounts over $1.5 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
/9/ Until April 30, 2012, RIMCo has contractually agreed to waive 0.06% of its 0.90% advisory fee. This waiver may not be terminated during the relevant period except with Board approval.
/10/ Other Expenses have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell U.S. Cash Management Fund, in which the Fund invests. Until April 30, 2012, RIMCo has contractually agreed to waive 0.07% of its 0.55% advisory fee. This waiver may not be terminated during the relevant period except with Board approval. /11/ Other Expenses have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell U.S. Cash Management Fund, in which the Fund invests. Until April 30, 2012, RIMCo has contractually agreed to waive 0.06% of its 0.90% advisory fee. This waiver may not be terminated during the relevant period except with Board approval.

ANNUITY PAYMENTS (THE INCOME PHASE)

ANNUITY PAYMENTS

We have revised the following paragraph:

You will receive annuity payments during the income phase. In general, annuity payments must begin by the annuitant's 90th birthday. (This requirement may be changed by us.) The annuitant is the person whose life we look to when we make annuity payments.

INVESTMENT OPTIONS

The contract offers the INVESTMENT PORTFOLIOS which are listed below for allocation of purchase payments and transfers. CERTAIN PORTFOLIOS LISTED BELOW MAY NOT BE AVAILABLE WITH YOUR CONTRACT. APPENDIX B - PART 2 CONTAINS A LIST OF THE PORTFOLIOS AVAILABLE WITH YOUR CONTRACT. Additional investment portfolios may be available in the future.

YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT FIRST METLIFE INVESTORS INSURANCE COMPANY, ANNUITY SERVICE OFFICE, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://WWW.SEC.GOV. APPENDIX B - PART 1 CONTAINS A SUMMARY OF THE NAMES OF THE INVESTMENT ADVISERS AND SUBADVISERS OF THE INVESTMENT PORTFOLIOS AND THEIR INVESTMENT OBJECTIVES.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES I

 Invesco V.I. International Growth Fund

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 1

 Templeton Foreign Securities Fund

MET INVESTORS SERIES TRUST

 Clarion Global Real Estate Portfolio -- Class A
 Lazard Mid Cap Portfolio -- Class A
 Legg Mason ClearBridge Aggressive Growth Portfolio -- Class A
 Lord Abbett Bond Debenture Portfolio -- Class A
 Lord Abbett Mid Cap Value Portfolio -- Class A
 MFS(R) Emerging Markets Equity Portfolio -- Class A
 MFS(R) Research International Portfolio -- Class A
 Morgan Stanley Mid Cap Growth Portfolio -- Class A
 Oppenheimer Capital Appreciation Portfolio -- Class A
 PIMCO Total Return Portfolio -- Class A
 Pioneer Fund Portfolio -- Class A
 Pioneer Fund Portfolio -- Class B
 T. Rowe Price Large Cap Value Portfolio -- Class A (formerly Lord Abbett Growth and Income Portfolio)

METROPOLITAN SERIES FUND, INC.

 BlackRock Bond Income Portfolio -- Class A
 BlackRock Money Market Portfolio -- Class A
 MFS(R) Value Portfolio -- Class B
 T. Rowe Price Large Cap Growth Portfolio -- Class A

PUTNAM VARIABLE TRUST

 Putnam VT Equity Income Fund -- Class IB
 Putnam VT Multi-Cap Growth Fund -- Class IA

RUSSELL INVESTMENT FUNDS

 Aggressive Equity Fund
 Core Bond Fund
 Global Real Estate Securities Fund (formerly Real Estate Securities Fund) Multi-Style Equity Fund
 Non-U.S. Fund

INVESTMENT OPTIONS

MARKET TIMING

The second paragraph in this section has been modified to include the Global Real Estate Securities Fund of the Russell Investment Funds as a Monitored Portfolio.

EXPENSES

WITHDRAWAL CHARGE

The following paragraphs in this section have been modified:

The withdrawal charge may be assessed if prior purchase payments are withdrawn pursuant to a divorce or separation instrument, if permissible under tax law.

First MetLife Investors does not assess the withdrawal charge on any payments paid out as annuity payments or as death benefits. In addition, we do not assess the withdrawal charge on withdrawals of required minimum distributions or excess contributions from a Qualified Contract.

DEATH BENEFIT

UPON YOUR DEATH

The following paragraph in this section has been modified

If you die before annuity payments begin, First MetLife Investors will pay a death benefit to your beneficiary (see below). The death benefit will be determined when First MetLife Investors receives both due proof of death and an election for the payment method. If you have a joint owner, the death benefit will be paid when the first of you dies. Joint owners must be spouses. The surviving joint owner will be treated as the beneficiary. Note that if First MetLife Investors is presented in good order with notification of your death before any requested transaction is completed (including transactions under a dollar cost averaging, portfolio rebalancing or systematic withdrawal program), we will cancel the request.

FEDERAL INCOME TAX STATUS

TAXATION OF NON-QUALIFIED CONTRACTS

The following paragraph is added under NON-NATURAL PERSON:

Naming a non-natural person, such as a trust or estate, as a designated beneficiary, may eliminate the ability to stretch the payments over an individual's life or life expectancy, and may also eliminate the ability to continue these benefits beyond the otherwise allowed payout period under the Internal Revenue Code.

The following section is added:

PARTIAL ANNUITIZATION. Starting in 2011, if your contract allows and you elect to apply less than the entire account value of your contract to a payout option provided under the contract ("partial annuitization"), an exclusion ratio will apply to the payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax purchase payments in the contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult you own independent tax adviser before you partially annuitize your contract.

The following paragraph is added under TAX-SHELTERED ANNUITIES:

Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.

OTHER INFORMATION

FIRST METLIFE INVESTORS

DISTRIBUTOR

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

DISCONTINUED INVESTMENT PORTFOLIOS. The following investment options are no longer available for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) Metropolitan Series Fund, Inc. ("MSF"):
Artio International Stock Portfolio (Class B) (formerly Julius Baer International Stock Portfolio (Class B)) (closed effective December 19, 2003); Jennison Growth Portfolio (Class B) (closed effective May 1, 2005); (b) Met Investors Series Trust: Third Avenue Small Cap Value Portfolio (Class A) (closed effective May 1, 2005); (c) MSF: BlackRock Legacy Large Cap Growth Portfolio (Class A) (added and closed effective May 4, 2009).

Effective as of April 28, 2003, General American Money Market Fund was merged into the State Street Research Money Market Portfolio of Metropolitan Series Fund, Inc. and the following investment portfolios of the Met Investors Series Trust were merged: J.P. Morgan Enhanced Index Portfolio merged into the Lord Abbett Growth and Income Portfolio; J.P. Morgan International Equity Portfolio merged into the MFS(R) Research International Portfolio; and Lord Abbett Developing Growth Portfolio merged into the Lord Abbett Growth Opportunities Portfolio.

Effective as of May 1, 2004, the following investment portfolios were replaced:
(a) AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("Invesco VI"):

Invesco V.I. Premier Equity Fund (Series I) was replaced with the Lord Abbett Growth and Income Fund (Class A) of Met Investors Series Trust ("MIST"); (b) AllianceBernstein Variable Products Series Fund, Inc.: AllianceBernstein Premier Growth Portfolio (Class A) was replaced with the Janus Aggressive Growth Portfolio (Class A) of MIST; (c) MFS(R) Variable Insurance Trust (Initial Class): MFS(R) Research Series (closed effective May 1, 2004) was replaced with the Oppenheimer Capital Appreciation Portfolio (Class A) of MIST; MFS(R) Emerging Growth Series (closed effective May 1, 2004) was replaced with the T. Rowe Price Large Cap Growth Portfolio (Class A) of MSF; (d) Oppenheimer Variable Account Funds (Initial Class): Oppenheimer Bond Fund/VA was replaced with the State Street Research Bond Income Portfolio (Class A) of Metropolitan Series Fund, Inc.

Effective as of November 22, 2004, the J.P. Morgan Quality Bond Portfolio (Class A) of the Met Investors Series Trust was merged into the PIMCO Total Return Portfolio (Class A) of the Met Investors Series Trust and the J.P. Morgan Select Equity Portfolio (Class A) of the Met Investors Series Trust was merged into the Capital Guardian U.S. Equity Portfolio (Class A) of the Metropolitan Series Fund, Inc. Effective as of May 1, 2005, the Met/Putnam Voyager Portfolio (Class B) of the Metropolitan Series Fund, Inc. merged into the Jennison Growth Portfolio (Class B) of the Metropolitan Series Fund, Inc.

Effective as of May 1, 2005, the following investment portfolios were replaced:
(a) AllianceBernstein Variable Products Series Fund, Inc.: the AllianceBernstein Real Estate Investment Portfolio (Class A) was replaced with the Neuberger Berman Real Estate Portfolio (Class A) of the Met Investors Series Trust; (b) MFS(R) Variable Insurance Trust: the MFS(R) High Income Series (Initial Class) was replaced with the Lord Abbett Bond Debenture Portfolio (Class A) of the Met Investors Series Trust and the MFS(R) Investors Trust Series (Initial Class) was replaced with the Oppenheimer Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust; (c) Putnam Variable Trust: the Putnam VT International Equity Fund (Class IA) was replaced with the MFS Research International Portfolio (Class A) of the Met Investors Series Trust; (d) Scudder Variable Series II: the SVS Dreman Small Cap Value Portfolio (Class A) (closed effective May 1, 2002) was replaced with the Third Avenue Small Cap Value Portfolio (Class A) of the Met Investors Series Trust.

Effective as of April 30, 2007, the Invesco V.I. Capital Appreciation Fund (Series I) (closed effective May 1, 2006) was replaced with the Met/AIM Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust. Effective as of April 30, 2007, the following portfolios of the Met Investors Series Trust were merged: the Met/Putnam Capital Opportunities Portfolio (Class A) merged into the Lazard Mid Cap Portfolio (Class A); and the Lord Abbett America's Value Portfolio (Class B) merged into the Lord Abbett Bond Debenture Portfolio (Class B) (approximately 35%) and the Lord Abbett Mid Cap Value Portfolio (Class B) (approximately 65%).

Effective as of April 28, 2008, the Templeton Developing Markets Securities Fund (Class I) was replaced with the MFS(R) Emerging Markets Equity Portfolio (Class A) of the Met Investors Series Trust.

Effective as of May 4, 2009, the Capital Guardian U.S. Equity Portfolio (Class A and Class B) of the Metropolitan Series Fund, Inc. merged into the Pioneer Fund Portfolio (Class A and Class B) of the Met Investors Series Trust; and the Met/AIM Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust merged into the BlackRock Legacy Large Cap Growth Portfolio (Class A) of the Metropolitan Series Fund, Inc.

Effective as of May 3, 2010, the assets in the Class B shares of the following investment portfolios of the Met Investors Series Trust, which has been closed to new investment, were transferred to the Class A shares of those investment portfolios: the Lord Abbett Bond Debenture Portfolio and the Lord Abbett Mid Cap Value Portfolio.

Effective as of May 3, 2010, the Putnam VT Growth and Income Fund (Class IA) and the Putnam VT Growth and Income Fund (Class IB) (closed effective May 1,
2006) of the Putnam Variable Trust were replaced by the Lord Abbett Growth and Income Portfolio (Class A) of the Met Investors Series Trust.

Effective as of September 27, 2010, the Putnam VT Vista Fund (Class IA) of the Putnam Variable Trust merged into the Putnam VT Multi-Cap Growth Fund (Class
IA) of the Putnam Variable Trust.

APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS
PART 1. INVESTMENT OBJECTIVES

Below is a listing of the investment advisers and subadvisers, if any, and the investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

CERTAIN PORTFOLIOS MAY NOT BE AVAILABLE WITH YOUR CONTRACT. SEE PART 2 OF THIS APPENDIX FOR A LIST OF THE PORTFOLIOS AVAILABLE WITH YOUR CONTRACT.

                                               INVESTMENT OBJECTIVE                  INVESTMENT ADVISER/SUBADVISER
--------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO
VARIABLE INSURANCE FUNDS) -- SERIES I
Invesco V.I. International Growth Fund Seeks long-term growth of capital.     Invesco Advisers, Inc.
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST -- CLASS 1
Templeton Foreign Securities Fund      Seeks long-term capital growth.        Templeton Investment Counsel, LLC
MET INVESTORS SERIES TRUST
Clarion Global Real Estate Portfolio   Seeks total return through investment  MetLife Advisers, LLC
 -- Class A                            in real estate securities,             Subadviser: ING Clarion Real Estate
                                       emphasizing both capital appreciation  Securities LLC
                                       and current income.
Lazard Mid Cap Portfolio -- Class A    Seeks long-term growth of capital.     MetLife Advisers, LLC
                                                                              Subadviser: Lazard Asset Management LLC
Legg Mason ClearBridge Aggressive      Seeks capital appreciation.            MetLife Advisers, LLC
 Growth Portfolio -- Class A                                                  Subadviser: ClearBridge Advisors, LLC
Lord Abbett Bond Debenture Portfolio   Seeks high current income and the      MetLife Advisers, LLC
 -- Class A                            opportunity for capital appreciation   Subadviser: Lord, Abbett & Co. LLC
                                       to produce a high total return.
Lord Abbett Mid Cap Value Portfolio    Seeks capital appreciation through     MetLife Advisers, LLC
 -- Class A                            investments, primarily in equity       Subadviser: Lord, Abbett & Co. LLC
                                       securities, which are believed to be
                                       undervalued in the marketplace.
MFS(R) Emerging Markets Equity         Seeks capital appreciation.            MetLife Advisers, LLC
 Portfolio -- Class A                                                         Subadviser: Massachusetts Financial Services
                                                                              Company
MFS(R) Research International          Seeks capital appreciation.            MetLife Advisers, LLC
 Portfolio -- Class A                                                         Subadviser: Massachusetts Financial Services
                                                                              Company
Morgan Stanley Mid Cap Growth          Seeks capital appreciation.            MetLife Advisers, LLC
 Portfolio -- Class A                                                         Subadviser: Morgan Stanley Investment
                                                                              Management Inc.
Oppenheimer Capital Appreciation       Seeks capital appreciation.            MetLife Advisers, LLC
 Portfolio -- Class A                                                         Subadviser: OppenheimerFunds, Inc.
PIMCO Total Return Portfolio --        Seeks maximum total return,            MetLife Advisers, LLC
 Class A                               consistent with the preservation of    Subadviser: Pacific Investment Management
                                       capital and prudent investment         Company LLC
                                       management.
Pioneer Fund Portfolio -- Class A      Seeks reasonable income and capital    MetLife Advisers, LLC
                                       growth.                                Subadviser: Pioneer Investment
                                                                              Management, Inc.
Pioneer Fund Portfolio -- Class B      Seeks reasonable income and capital    MetLife Advisers, LLC
                                       growth.                                Subadviser: Pioneer Investment
                                                                              Management, Inc.
T. Rowe Price Large Cap Value          Seeks long-term capital appreciation   MetLife Advisers, LLC
 Portfolio -- Class A                  by investing in common stocks          Subadviser: T. Rowe Price Associates, Inc.
                                       believed to be undervalued. Income is
                                       a secondary objective.

                                               INVESTMENT OBJECTIVE                  INVESTMENT ADVISER/SUBADVISER
--------------------------------------------------------------------------------------------------------------------------
METROPOLITAN SERIES FUND, INC.
BlackRock Bond Income Portfolio --     Seeks a competitive total return       MetLife Advisers, LLC
 Class A                               primarily from investing in            Subadviser: BlackRock Advisors, LLC
                                       fixed-income securities.
BlackRock Money Market Portfolio --    Seeks a high level of current income   MetLife Advisers, LLC
 Class A                               consistent with preservation of        Subadviser: BlackRock Advisors, LLC
                                       capital.
MFS(R) Value Portfolio -- Class B      Seeks capital appreciation.            MetLife Advisers, LLC
                                                                              Subadviser: Massachusetts Financial Services
                                                                              Company
T. Rowe Price Large Cap Growth         Seeks long-term growth of capital      MetLife Advisers, LLC
 Portfolio -- Class A                  and, secondarily, dividend income.     Subadviser: T. Rowe Price Associates, Inc.
PUTNAM VARIABLE TRUST
Putnam VT Equity Income Fund -- Class  Seeks capital growth and current       Putnam Investment Management, LLC
 IB                                    income.
Putnam VT Multi-Cap Growth Fund --     Seeks long-term capital appreciation.  Putnam Investment Management, LLC
 Class IA
RUSSELL INVESTMENT FUNDS
Aggressive Equity Fund                 Seeks to provide long term capital     Russell Investment Management Company
                                       growth.
Core Bond Fund                         Seeks to provide current income, and   Russell Investment Management Company
                                       as a secondary objective, capital
                                       appreciation.
Global Real Estate Securities Fund     Seeks to provide current income and    Russell Investment Management Company
                                       long-term capital growth.
Multi-Style Equity Fund                Seeks to provide long term capital     Russell Investment Management Company
                                       growth.
Non-U.S. Fund                          Seeks to provide long term capital     Russell Investment Management Company
                                       growth.

APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS
PART 2. PORTFOLIOS AVAILABLE WITH YOUR CONTRACT

If you purchased the FIRST COVA RUSSELL-SELECT VARIABLE ANNUITY, the following portfolios are available:

METROPOLITAN SERIES FUND, INC.

   BlackRock Money Market Portfolio (Class A)

RUSSELL INVESTMENT FUNDS

   Aggressive Equity Fund
   Core Bond Fund
   Global Real Estate Securities Fund
   Multi-Style Equity Fund
   Non-U.S.Fund
--------------------------------------------------------------------------------

If you purchased the FIRST COVA CUSTOM-SELECT VARIABLE ANNUITY, the following portfolios are available:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUND) (SERIES I)

   Invesco V.I. International Growth Fund

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 1)

   Templeton Foreign Securities Fund

MET INVESTORS SERIES TRUST (CLASS A (OR CLASS B AS NOTED))

   Clarion Global Real Estate Portfolio
   Lazard Mid Cap Portfolio
   Legg Mason ClearBridge Aggressive Growth Portfolio
   Lord Abbett Bond Debenture Portfolio
   Lord Abbett Mid Cap Value Portfolio
   MFS(R) Emerging Markets Equity Portfolio
   MFS(R) Research International Portfolio
   Morgan Stanley Mid Cap Growth Portfolio
   Oppenheimer Capital Appreciation Portfolio
   PIMCO Total Return Portfolio
   Pioneer Fund Portfolio (Class B)
   T. Rowe Price Large Cap Value Portfolio

METROPOLITAN SERIES FUND, INC. (CLASS A)

   BlackRock Bond Income Portfolio
   BlackRock Money Market Portfolio
   T. Rowe Price Large Cap Growth Portfolio

PUTNAM VARIABLE TRUST (CLASS IA)

   Putnam VT Multi-Cap Growth Fund

--------------------------------------------------------------------------------
If you purchased the FIRST COVA VARIABLE ANNUITY, the following portfolios are available:

MET INVESTORS SERIES TRUST (CLASS A)

   Lazard Mid Cap Portfolio
   Lord Abbett Bond Debenture Portfolio
   Lord Abbett Mid Cap Value Portfolio
   MFS(R) Research International Portfolio
   Morgan Stanley Mid Cap Growth Portfolio
   PIMCO Total Return Portfolio
   Pioneer Fund Portfolio
   T. Rowe Price Large Cap Value Portfolio

METROPOLITAN SERIES FUND, INC.

   BlackRock Money Market Portfolio (Class A)
   MFS(R) Value Portfolio (Class B)

PUTNAM VARIABLE TRUST (CLASS IB)

   Putnam VT Equity Income Fund